Segment Information	4 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information
NOTE 8 — SEGMENT INFORMATION
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, or group, in deciding how to allocate resources and assess performance.
The Company’s CODM has been identified as the
Chief Executive Officer
, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	June 30, 2026 (unaudited)	March 31, 2026
Deferred offering costs	$998,126	$908,297

	For the Period from March 10, 2026 (Inception) through June 30, 2026 (unaudited)	For the Period from March 10, 2026 (Inception) through March 31, 2026
Formation, general and administrative expenses	$55,956	$18,856

The key measures of segment profit or loss reviewed by the CODM are formation, general, and administrative costs. Formation, general, and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Proposed Public Offering and eventually a Business Combination within the business combination period. The CODM also reviews formation and operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.